Document And Entity Information	6 Months Ended
Jan. 31, 2022
Document Information Line Items
Entity Registrant Name	ATIF HOLDINGS LIMITED
Document Type	6-K
Current Fiscal Year End Date	--07-31
Amendment Flag	false
Entity Central Index Key	0001755058
Document Period End Date	Jan. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity File Number	001-38876